Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits	₩ 119,658	₩ 115,618	₩ 112,688
Long-term benefits	13,562	13,400	8,632
Retirement benefits	21,231	21,658	20,422
Compensation to key management	₩ 154,451	₩ 150,676	₩ 141,742